Summary of Significant Accounting Policies	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	May 31, 2022
Summary of Significant Accounting Policies [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, as filed with the SEC on April 11, 2023. The interim results for the three months ended March 31, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any future periods.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the unaudited condensed financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Investment Held in Trust Account

At March 31, 2023, $17,651,924 was held in money market funds which are primarily invested in U.S. Treasury securities. At December 31, 2022, $19,376,793 was held in a cash operating account maintained by the trustee and $775,917 was held in money market funds which were primarily invested in U.S. Treasury securities. On January 19, 2023, the Company reinvested $17,497,468 of the funds previously held in the trustee’s cash operating account as of December 31, 2022 into money market funds which are primarily invested in U.S. Treasury securities.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Topic 480, “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption are classified as a liability instrument and are measured at redemption value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

In connection with the stockholders’ vote at the Special Meeting of Stockholders held by the Company on December 21, 2022, the stockholders elected to redeem an aggregate 25,629,616 shares of Class A common stock. Additionally, on January 4, 2023, 282,720 shares of Class A common stock were redeemed.

Accordingly, as of March 31, 2023 and December 31, 2022, 1,687,664 and 1,970,384 shares of Class A common shares subject to possible redemption are presented at redemption value of $10.46 and 10.23, respectively, as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.

Immediately upon closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable share of Class A common stock resulted in charges against additional paid-in capital and accumulated deficit.

At March 31, 2023 and December 31, 2022, the Class A common stock subject to possible redemption reflected in the condensed balance sheets is reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(18,078,000)
Class A common stock issuance at cost	(13,270,637)
Less:
Redemption of Class A common stock	(258,680,733)
Plus:
Accretion of carrying value to redemption value	34,139,451
Class A common stock subject to possible redemption, December 31, 2022	20,110,081
Less:
Redemption of Class A common stock	(3,293,029)
Plus:
Waiver of deferred underwriting fees	5,622,700
Accretion of carrying value to redemption value	(4,881,122)
Class A common stock subject to possible redemption, March 31, 2023	$17,558,630

Derivative Warrant Liabilities

The Company accounts for the Public Warrants (as defined in Note 4) and Private Placement Warrants (together, with the Public Warrants, the “Warrants”) in accordance with the guidance contained in Accounting Standards Codification (“ASC”) 815-40 under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations. The Private Placement Warrants for periods where no observable traded price was available are valued using the Black-Scholes Option Pricing Model. The Public Warrants for periods where no observable traded price was available were valued using a binomial/lattice model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the unaudited condensed financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion has this been assessed as the trust is now earning interest? of deferred tax assets will not be realized. As of March 31, 2023 and December 31, 2022, the Company’s deferred tax asset had a full valuation allowance recorded against it.

Our effective tax rate was 12.41% and 0.00% for the three months ended March 31, 2023 and 2022, respectively. The effective tax rate differs from the statutory tax rate of 21% for the three months ended March 31, 2023 and 2022, due to changes in fair value in warrant liability and the valuation allowance on the deferred tax assets.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2023 and December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net (Loss) Income per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of common stock outstanding for the period. Accretion associated with the redeemable shares of Class A common stock is excluded from (loss) income per common share as the redemption value approximates fair value.

The Company has not considered the effect of warrants sold in the Initial Public Offering and private placement to purchase 19,440,000 shares of Class A common stock in the calculation of diluted (loss) income per common share, since the exercise of the warrants is contingent upon the occurrence of future events. As of March 31, 2023 and 2022, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net (loss) income per common share is the same as basic net (loss) income per common share for the periods presented.

The following tables reflect the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(49,472)	$(200,771)	$5,067,125	$1,266,781
Denominator:
Basic weighted average common shares outstanding	1,700,229	6,900,000	27,600,000	6,900,000
Basic net (loss) income per common share	$(0.03)	$(0.03)	$0.18	$0.18
Diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(49,472)	$(200,771)	$5,067,125	$1,266,781
Denominator:
Diluted weighted average common shares outstanding	1,700,229	6,900,000	27,600,000	6,900,000
Diluted net (loss) income per common share	$(0.03)	$(0.03)	$0.18	$0.18

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Recent Accounting Standards

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13 — Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This update requires financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. Since June 2016, the FASB issued clarifying updates to the new standard including changing the effective date for smaller reporting companies. The guidance is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2016-13 on January 1, 2023. The adoption of ASU 2016-13 did not have a material impact on its financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed financial statements.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Investment Held in Trust Account

At December 31, 2022, $19,376,793 was held in a cash operating account maintained by the trustee and $775,917 was held in money market funds which are primarily invested in U.S. Treasury securities. On January 19, 2023, the Company reinvested $17,497,468 of the funds previously held in the trustee’s cash operating account as of December 31, 2022 into money market funds which are primarily invested in U.S. Treasury securities. At December 31, 2021, substantially all of the assets held in the Trust Accounts were held in money market funds which are invested primarily in U.S. Treasury securities.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Topic 480, “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption are classified as a liability instrument and are measured at redemption value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

In connection with the stockholders’ vote at the Special Meeting of Stockholders held by the Company on December 21, 2022, the stockholders elected to redeem an aggregate 25,629,616 shares of Class A common stock.

Accordingly, as of December 31, 2022 and 2021, 1,970,384 and 27,600,000 shares of Class A common shares subject to possible redemption are presented at redemption value of $10.23 and 10.00, respectively, as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.

Immediately upon closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable share of Class A common stock resulted in charges against additional paid-in capital and accumulated deficit.

At December 31, 2022 and 2021, the Class A common stock subject to possible redemption reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(18,078,000)
Class A common stock issuance at cost	(13,270,637)
Plus:
Accretion of carrying value to redemption value	31,348,637
Class A common stocks subject to possible redemption, December 31, 2021	276,000,000
Less:
Redemption of Class A common stock	(258,680,733)
Plus:
Accretion of carrying value to redemption value	2,790,814
Class A common stocks subject to possible redemption, December 31, 2022	$20,110,081

Derivative Warrant Liabilities

The Company accounts for the Public Warrants (as defined in Note 3) and Private Placement Warrants (together, with the Public Warrants, the “Warrants”) in accordance with the guidance contained in Accounting Standards Codification (“ASC”) 815-40 under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations. The Private Placement Warrants for periods where no observable traded price was available are valued using the Black-Scholes Option Pricing Model. The Public Warrants for periods where no observable traded price was available were valued using a binomial/lattice model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion has this been assessed as the trust is now earning interest of deferred tax assets will not be realized. As of December 31, 2022 and 2021, the Company’s deferred tax assets have a full valuation allowance recorded against them.

The Company’s effective tax rate was 6.25% and 0.00% for the years ended December 31, 2022 and 2021, respectively. The effective tax rate differs from the statutory tax rate of 21% for the years ended December 31, 2022 and 2021, due to changes in fair value in warrant liability and the valuation allowance on the deferred tax assets.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company has been subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net Income per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Net income per common share is computed by dividing net income by the weighted average number of common stock outstanding for the period. Accretion associated with the redeemable shares of Class A common stock is excluded from income per common share as the redemption value approximates fair value.

The Company has not considered the effect of warrants sold in the Initial Public Offering and private placement to purchase 19,440,000 shares of Class A common stock in the calculation of diluted income per common share, since the exercise of the warrants is contingent upon the occurrence of future events. As of December 31, 2022 and 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net income per common share is the same as basic net income per common share for the periods presented.

The following tables reflect the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic net income per common share
Numerator:
Allocation of net income, as adjusted	$8,889,961	$2,234,296	$9,418,027	$2,473,196
Denominator:
Basic weighted average common shares outstanding	27,454,165	6,900,000	26,087,671	6,850,685
Basic net income per common share	$0.32	$0.32	$0.36	$0.36
Diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$8,889,961	$2,234,296	$9,403,947	$2,487,276
Denominator:
Diluted weighted average common shares outstanding	27,454,165	6,900,000	26,087,671	6,900,000
Diluted net income per common share	$0.32	$0.32	$0.36	$0.36

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Unique Logistics International, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

Unique Logistics International, Inc. and its subsidiaries (the “Company” or “Unique”) is a global logistics and freight forwarding company. The Company provides a range of international logistics services that enable its customers to outsource sections of their supply chain process. This range of services can be categorized as follows:

•        Air Freight

•        Ocean Freight

•        Customs Brokerage and Compliance

•        Warehousing and Distribution

•        Order Management

Basis of Presentation

These condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include all accounts of the Company and its subsidiaries stated in U.S. dollars, the Company’s functional currency. For subsidiaries operating outside the U.S., the financial information will be accounted for on a one-month lag. Substantially all unremitted earnings of international subsidiaries are free of legal and contractual restrictions.

The unaudited interim financial information furnished herein reflects all adjustments, consisting solely of normal recurring items, which in the opinion of management are necessary to fairly state the financial position of the Company and the results of its operations for the periods presented. This report should be read in conjunction with the Company’s consolidated financial statements and notes thereto included in the Company’s Form 10-K for the year ended May 31, 2022. The Company assumes that the users of the interim financial information herein have read or have access to the audited financial statements for the preceding fiscal year and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. The condensed consolidated balance sheet on May 31, 2022 was derived from audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America.

Principles of Consolidation

The consolidated financial statements of the Company include the accounts of the Company and its majority owned subsidiaries stated in U.S. dollars, the Company’s functional currency. All intercompany transactions and balances have been eliminated in the condensed consolidated financial statements.

Acquisitions

These condensed consolidated financial statements include the operations of acquired businesses from the date of the acquisitions. The decision of whether to consolidate an entity for financial reporting purposes requires consideration of majority voting interests, as well as effective economic or other control over the entity.

We account for acquired businesses that we control using the acquisition method of accounting, which requires, among other things, that most assets acquired, and liabilities assumed be recognized at their estimated fair values as of the acquisition date. Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill.

Contingent consideration in a business combination is included as part of the contingent liability and is recognized at fair value as of the acquisition date. Fair value is generally estimated by using a probability-weighted discounted cash flow approach. Any liability resulting from contingent consideration is remeasured to fair value at each reporting date until the contingency is resolved. These changes in fair value are recognized in earnings.

For equity-method investments in share capital of the subsidiaries where share interest acquired is less than 50%, but we have significant influence over the financial and operating policies of the investee, we use the equity method of accounting. Under the equity-method, we record our share of the investee’s income and expenses in income from operation and any share of the earnings and loss would be recorded against investment reduced by cash dividends received. The initial excess of the cost of the investment over our share of the underlying equity in the net assets of the investee as of the acquisition date is allocated to the identifiable assets and liabilities of the investee, with any remaining excess amount allocated to goodwill. Such investments are initially recorded at cost, which is the fair value of consideration paid and typically does not include contingent consideration. For equity-method investments, an impairment charge is recorded only if and when a decline in fair value is determined to be other-than-temporary.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

Significant estimates inherent in the preparation of the condensed consolidated financial statements include determinations of the useful lives and expected future cash flows of long-lived assets, including intangibles, valuation of assets and liabilities acquired in business combinations, and estimates and assumptions in valuation of debt and equity instruments, including derivative liabilities. In addition, the Company makes significant judgments to recognize revenue — see policy note “Revenue Recognition” below.

Foreign Currency Translation

For most of our international operations conducted by the subsidiaries operating outside the U.S, local currencies have been determined to be functional currencies. We translate functional currency assets and liabilities to their U.S. dollar equivalents at exchange rates in effect as of the balance sheet date and income and expense amounts at average exchange rates for the period. The U.S. dollar affects that arise from changing translation rates are recorded in Other comprehensive income/(loss). The effects of converting non-functional currency monetary assets and liabilities into the functional currency are recorded in Other (income)/deductions.

Liquidity

The accompanying condensed consolidated financial statements have been prepared on a going concern basis. Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued.

As of February 28, 2023, the Company reported negative working capital of $9.7 million compared to positive working capital of $4.2 million as of May 31, 2022. This change is mainly due to the completion of the ULHK Entities Acquisition on February 21, 2023. At the time of the acquisition, the Company paid $3.5 million in cash and assumed further $23.8 million as current liabilities and $1.5 million in noncurrent liabilities by either issuing promissory notes to the seller or by recognizing contingent liabilities at fair value on its balance sheet as of February 28, 2023. The amount of $3.8 million of the purchase price was recorded as goodwill, $6.5 million was recorded as intangibles and $10.9 million of the purchase price was recorded as equity method investments. All these assets were classified as noncurrent assets while most of the liabilities associated with the acquisition were recorded as current liabilities, resulting in a temporary negative impact on working capital.

The Company intends to either timely pay off the $23.8 million in current liabilities associated with the acquisition with cash generated by its operations, cash accumulated in the acquired ULHK Entities or by refinancing a portion of the current liabilities with non-current debt, which will have a positive effect on the working capital. As of the date of filing this form, the Company paid off $13.5 million of the promissory notes, ahead of scheduled maturity. See Note 9, Subsequent Events

As previously reported, on December 18, 2022, the Company entered into an Agreement and Plan of Merger with Edify Acquisition Corp. and Edify Merger Sub, Inc. that, subject to various conditions, included a commitment from a lender for a senior secured financing facility in the maximum aggregate principal amount of $35.0 million. In this regard, on March 10, 2023, the Company entered into a financing agreement and related fee letter as borrower with certain of its subsidiaries party thereto as guarantors, the lenders party thereto, CB Agent Services LLC, as origination agent, and Alter Domus (US) LLC, as collateral agent and administrative agent, that provides for an initial senior secured term loan in a principal amount of $4,210,526.32 and a delayed draw term loan facility in an aggregate principal amount of up to $14,789,473.68. This debt will be classified as a noncurrent liability, which will have a positive effect on the working capital. The Company intends to use some of the proceeds of these term loans to pay off approximately $9.0 million of the promissory notes and, after the closing of the business combination transaction with Edify Acquisition Corp. and to pay any deferred expenses relating to that transaction. See Note 9, Subsequent Events.

In addition, the Company maintains its operating line of credit with TBK Bank, SSB, under which TBK Bank will, from time to time, buy approved receivables from the Company, which has a credit limit up to $47.5 million (the “TBK Facility”). The TBK Facility matures on May 31, 2023, and we expect that TBK Bank will renew the TBK Facility prior to its expiration, which will provide the Company with the cash required to support its ongoing operations in addition to cash generated by operating activities.

While we continue to execute our strategic plan, growing the Company and its customer base, management is focused on managing cash and monitoring our liquidity position. We have implemented several initiatives to conserve our liquidity position, including activities such as increasing credit facilities, when needed, reducing the cost of debt by obtaining more favorable financing, controlling general and administrative expenditures and improving our collection processes. Many of the aspects of the liquidity plan involve management’s judgments and estimates that include factors that could be beyond our control and actual results could differ from our estimates. These and other factors could cause the strategic plan to be unsuccessful, which could have a material adverse effect on our operating results, financial condition, and liquidity. Negative operating capital may be an indicator that there could be a going concern issue, but based on our evaluation of the Company’s projected cash flows and business performance as of and subsequent to February 28, 2023, management has concluded that the Company’s current cash and cash availability under the TBK Facility as of February 28, 2023, would be sufficient to fund its planned operations for at least one year from the date the consolidated financial statements were issued.

Fair Value Measurement

The Company follows the authoritative guidance that establishes a formal framework for measuring fair values of assets and liabilities in the consolidated financial statements that are already required by generally accepted accounting principles to be measured at fair value. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The transaction is based on a hypothetical transaction in the principal or most advantageous market considered from the perspective of the market participant that holds the asset or owes the liability.

The Company utilizes market data or assumptions that market participants who are independent, knowledgeable, and willing and able to transact would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. The Company attempts to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company is able to classify fair value balances based on the observability of those inputs. The guidance establishes a formal fair value hierarchy based on the inputs used to measure fair value. The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to level 3 measurements, and accordingly, Level 1 measurement should be used whenever possible.

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities or published net asset value for alternative investments with characteristics similar to a mutual fund.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Unobservable inputs for the asset or liability.

The methods used may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while management believes its valuation methods are appropriate, the fair value of certain financial instruments could result in a difference fair value measurement at the reporting date. There were no changes in the Company’s valuation methodologies from the prior year.

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amounts for financial assets and liabilities such as cash and cash equivalents, accounts receivable — trade, contract assets, factoring reserve, other prepaid expenses and current assets, accounts payable — trade and other current liabilities, including contract liabilities, convertible notes, promissory notes, all approximate fair value due to their short-term nature as of February 28, 2023, and May 31, 2022. The carrying amount of the long-term debt approximates fair value because the interest rates on these instruments approximate the interest rate on debt with similar terms available to the Company. Lease liabilities approximate fair value based on the incremental borrowing rate used to discount future cash flows. The Company had Level 3 liabilities (See Derivative liabilities note) as of February 28, 2023 and May 31, 2022. There were no transfers between levels during the reporting period.

Accounts Receivable

Accounts receivable from revenue transactions are based on invoiced prices which the Company expects to collect. In the normal course of business, the Company extends credit to customers that satisfy pre-defined credit criteria. The Company generally does not require collateral to support customer receivables. Accounts receivable, as shown on the consolidated balance sheets, is net of allowances when applicable. An allowance for doubtful accounts is determined through analysis of the aging of accounts receivable at the date of the consolidated financial statements, assessments of collectability based on an evaluation of historic and anticipated trends, the financial condition of the Company’s customers, and an evaluation of the impact of economic conditions. The maximum accounting loss from the credit risk associated with accounts receivable is the amount receivable recorded, net of allowance for doubtful accounts. As of February 28, 2023, and May 31, 2022 the Company recorded an allowance for doubtful accounts of approximately $1.7 million and $2.7 million, respectively.

Concentrations

As of February 28, 2023, three major customers represented approximately 13.0% of all accounts receivable and no single customer represented more than 10.0% of total accounts receivable. Revenue from these customers in the aggregate as a percentage of the Company’s total revenue was 18.0% and 20.0% for the three and nine months ended February 28, 2023, respectively, and no single customer represented more than 10.0% of total revenue.

As of May 31, 2022, three major customers represented approximately 21.0% of all accounts receivable and no single customer represented more than 10.0% of total accounts receivable. Revenue from these customers in the aggregate as a percentage of the Company’s total revenue was approximately 50.0% and 52.0% for three months ended February 28, 2022, and nine months ended February 28, 2022, respectively with only one customer A at 39.0% and 38.0% respectively, and customers B and C were less than 10.0% each.

Derivative Liability

On December 10, 2021, the Company entered into an amended securities exchange agreement with the holders of convertible notes to exchange all Convertible Notes of the Company into shares of the Convertible Preferred Stock Series C and D.

Similar to the Convertible Preferred Stock Series A, these preferred stocks featured anti-dilution provision that expire on a specified date. Management has determined the anti-dilution provision embedded in preferred stock Series A, C and D is required to be accounted for separately from the preferred stock as a derivative liability and recorded at fair value. Separation of the anti-dilution option as a derivative liability is required because its economic characteristics are considered more akin to an equity instrument and therefore the anti-dilution option is not considered to be clearly and closely related to the economic characteristics of the preferred stock.

The Company has identified and recorded derivative instruments arising from an anti-dilution provision in the Company’s Series A, C and D Preferred Stock. An embedded derivative liability is representing the rights of holders of Convertible Preferred Stock Series A, C and D to receive additional common stock of the Company upon issuance of any additional common stock by the Company prior to qualified financing event as defined in the agreement. Each reporting period, the embedded derivative liability, if material, would be adjusted to reflect fair value at each period end with changes in fair value recorded in the “Change in fair value of embedded derivative liability” financial statement line item of the company’s statements of operations. During the nine months ended February 28, 2023, the Company recorded a change in fair value of $809,611 in the condensed consolidated statements of operations.

	Level 1	Level 2	Level 3
Derivative liabilities as May 31, 2022	$—	$—	$12,437,994
Addition	—	—	—
Change in fair value	—	—	(809,611)
Derivative liabilities as February 28, 2023	$—	$—	$11,628,383

The underlying value of the anti-dilution provision is calculated from estimating the probability and value of the provision assuming a near term financing event. For the period ended May 31, 2022, the model used estimates the potential that the company completes a capital raise prior to the expiration of the anti-dilution feature and determines the value of the anti-dilution feature given these assumptions. The model required the use of certain assumptions. These assumptions include the probability of a raise is completed, probability certain anti-dilution features are extended, estimated raise amount, term to a raise, and an appropriate risk-free interest rate. For the period ended February 28, 2023, due to changes in the way antidilutive shares of Convertible Preferred Series A, C and D would be exchanged in the near future for common stock, and the fact that the antidilution provision of these shares was extended through December 31, 2023, the assumptions were changed to include probability of the financing event, estimated value of common stock at the exchange point and estimated time to financing event.

The key inputs into the model were as follows:

	February 28, 2023	May 31, 2022
Risk-free interest rate	5.0%	1.60%
Probability of financing event or capital raise	90%	50%
Estimated capital raise	—	39.0 million
Estimated value of common stock	$ 10.00 per share	—
Estimated time to financing event	0.25 years	0.5 years

Revenue Recognition

The Company adopted ASC 606, Revenue from Contracts with Customers. Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to receive in exchange for services. The Company recognizes revenue upon meeting each performance obligation based on the allocated amount of the total consideration of the contract to each specific performance obligation.

To determine revenue recognition, the Company applies the following five steps:

1.      Identify the contract(s) with a customer;

2.      Identify the performance obligations in the contract;

3.      Determine the transaction price;

4.      Allocate the transaction price to the performance obligations in the contract; and

5.      Recognize revenue as or when the performance obligation is satisfied.

Revenue is recognized as follows:

i.       Freight income — export sales

Freight income from the provision of air, ocean, and land freight forwarding services are recognized over time based on a relative transit time basis through the sail or departure from origin port. The Company is the principal in these transactions and recognizes revenue on a gross basis.

ii.      Freight income — import sales

Freight income from the provision of air, ocean, and land freight forwarding services are recognized over time based on a relative transit time basis through the delivery to the customer’s designated location. The Company is the principal in these transactions and recognizes revenue on a gross basis.

iii.     Customs brokerage and other service income

Customs brokerage and other service income from the provision of other services are recognized at the point in time the performance obligation is met.

The Company’s business practices require, for accurate and meaningful disclosure, that it recognizes revenue over time. The “over time” policy is the period from point of origin to arrival of the shipment at the Port of entry (or in the case when the customer requires delivery to a designated point, the arrival at that delivery point). This overtime policy requires the Company to make significant judgements to recognize revenue over the estimated duration of time from port of origin to arrival at port of entry. The point in the process when the Company meets its obligation in the port of entry and the subsequent transfer of the goods to the customer is when the customer has the obligation to pay, has taken physical possession, has legal title, risk and awards (ownership) and has accepted the goods. The Company has elected to not disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts with its customers have an expected duration of one year or less.

The Company uses independent contractors and third-party carriers in the performance of its transportation services. The Company evaluates who controls the transportation services to determine whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Company determined it acts as the principal for its transportation services performance obligation since it is in control of establishing the prices for the specified services, managing all aspects of the shipments process and assuming the risk of loss for delivery and collection.

Revenue billed prior to realization is recorded as contract liabilities on the consolidated balance sheets and contract costs incurred prior to revenue recognition are recorded as contract assets on the consolidated balance sheets.

Contract Assets

Contract assets represent amounts for which the Company has the right to consider for the services provided while a shipment is still in-transit but for which it has not yet completed the performance obligation and has not yet invoiced the customer. Upon completion of the performance obligations, which can vary in duration based upon the method of transport and billing the customer, these amounts become classified within accounts receivable.

Contract Liabilities

Contract liabilities represent the amount of obligation to transfer goods or services to a customer for which consideration has been received.

Significant Changes in Contract Asset and Contract Liability Balances for the nine months ended February 28,2023:

	Contract Assets Increase (Decrease)	Contract Liabilities (Increase) Decrease
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	$—	$468,209
Cash Received in advance and not recognized as revenue	—	(358,365)
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(39,978,761)	—
Contract assets recognized, net reclassification to receivables	12,867,742	—
Net Change	$(27,111,019)	$109,844

Disaggregation of Revenue from Contracts with Customers

The following table disaggregates gross revenue from our clients by significant geographic area for the three and six months ended February 28, 2023, and 2022, based on origin of shipment (imports) or destination of shipment (exports):

	For the Three Months Ended February 28, 2023	For the Three Months Ended February 28, 2022
China, Hong Kong & Taiwan	$17,427,833	$82,006,657
Southeast Asia	9,335,793	121,340,162
United States	8,022,489	5,049,985
India Sub-continent	8,602,665	34,943,595
Other	6,238,722	7,095,496
Total revenue	$49,627,502	$250,435,895
	For the Nine Months Ended February 28, 2023	For the Nine Months Ended February 28, 2022
China, Hong Kong & Taiwan	$123,977,602	$285,424,103
Southeast Asia	72,449,913	361,600,180
United States	29,699,664	28,254,253
India Sub-continent	37,919,338	134,393,170
Other	10,927,090	35,966,738
Total revenue	$274,973,607	$845,638,444

Segment Reporting

Based on the guidance provided by ASC Topic 280, Segment Reporting, management has determined that the Company currently operates in one primary geographical segment, the US where most of the customers are and consists of a single reporting unit given the similarities in economic characteristics between its operations and the common nature of its products, services, and customers.

Earnings per Share

The Company adopted ASC 260, Earnings per share, guidance from inception. Earnings per share (“EPS”) is the amount of earnings attributable to each share of common stock. For convenience, the term is used to refer to either earnings or loss per share. Basic EPS is computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding, including warrants exercisable for less than a penny, (the denominator) during the period. Income available to common stockholders shall be computed by deducting both the dividends declared in the period on preferred stock (whether or not paid) and the dividends accumulated for the period on cumulative preferred stock (whether or not earned) from income from continuing operations (if that amount appears in the consolidated statements of operations) and also from net income. The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income attributable to common stockholders per common share.

	For the Three Months Ended
	February 28, 2023	February 28, 2022
Numerator:
Net income (loss) attributable to common stockholders	$663,173	$(9,496,311)
Effect of dilutive securities:	—	—
Diluted net income (loss)	$663,173	$(9,496,311)

Denominator:
Weighted average common shares outstanding – basic	799,141,770	655,781,078

Dilutive securities:
Series A Preferred	1,168,177,320	—
Series B Preferred	5,373,342,576	—
Series C Preferred	1,206,351,359	—
Series D Preferred	1,130,954,399	—

Weighted average common shares outstanding and assumed conversion – diluted	9,677,967,424	655,781,078

Basic net income per common share	$0.00	$(0.01)
Diluted net income per common share	$0.00	$(0.01)
	For the Nine Months Ended
	February 28, 2023	February 28, 2022
Numerator:
Net income (loss) attributable to common stockholders	$7,256,211	$(2,984,670)
Effect of dilutive securities:	—	—
Diluted net income (loss)	$7,256,211	$(2,984,670)

Denominator:
Weighted average common shares outstanding – basic	780,768,778	582,680,746

Dilutive securities:
Series A Preferred	1,168,177,320	—
Series B Preferred	5,373,342,576	—
Series C Preferred	1,206,351,359	—
Series D Preferred	1,130,954,399	—

Weighted average common shares outstanding and assumed conversion – diluted	9,659,594,432	582,680,746

Basic net income per common share	$0.01	$(0.01)

Diluted net income per common share	$0.00	$(0.01)

Leases

The Company recognizes a right of use (“ROU”) asset and liability in the consolidated balance sheet primarily related to its operating leases of office space, warehouse space and equipment. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. All ROU assets and lease liabilities are recognized at the commencement date at the present value of lease payments over the lease term. ROU assets are adjusted for lease incentives and initial direct costs. The lease term includes renewal options exercised at the Company’s sole discretion when the Company is reasonably certain to exercise that option. As the Company’s leases generally do not have an implicit rate, the Company uses an estimated incremental borrowing rate based on borrowing rates available to them at the commencement date to determine the present value. Certain of our leases include variable payments, which may vary based upon changes in facts or circumstances after the start of the lease. The Company excludes variable payments from ROU assets and lease liabilities to the extent not considered fixed, and instead expenses variable payments as incurred. Lease expense is recognized on a straight-line basis over the lease term and is included in rent and occupancy expenses in the consolidated statements of operations.

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation.

1. NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

Unique Logistics International, Inc. (the “Company” or “Unique”) is a global logistics and freight forwarding company. The Company currently operates via its wholly owned subsidiaries, Unique Logistics International (NYC), LLC, a Delaware limited liability company (“UL NYC”) and Unique Logistics International (BOS) Inc, a Massachusetts corporation (“UL BOS”) and (collectively the “UL US Entities”). The Company provides a range of international logistics services that enable its customers to outsource sections of their supply chain process. This range of services can be categorized as follows:

•        Air Freight services

•        Ocean Freight services

•        Customs Brokerage and Compliance services

•        Warehousing and Distribution services

•        Order Management

On May 29, 2020, Unique Logistics Holdings, Inc., a privately held Delaware corporation headquartered in New York (“ULHI”), entered into a Securities Purchase Agreement with Unique Logistics Holdings Ltd, (“UL HK”), a Hong Kong company, (the “UL HK Transaction”).

On October 8, 2020, Unique Logistics Holdings, Inc., Innocap, Inc., and Inno Acquisition Corp., a Delaware corporation and wholly owned subsidiary of Innocap Inc. (“Merger Sub”), entered into an Acquisition Agreement and Plan of Merger pursuant to which the Merger Sub was merged with and into ULHI, with ULHI surviving as a wholly owned subsidiary of Innocap, Inc. (the “Merger”). The transaction took place on October 8, 2020 (the “Closing”). Innocap, Inc. was incorporated under the laws of the State of Nevada on January 23, 2004.

Effective January 11, 2021, the Company amended and restated its articles of incorporation with the office of the Secretary of State of Nevada to, among other things, change the Company’s name to Unique Logistics International, Inc. and increase the number of shares of common stock that the Company is authorized to issue from 500,000,000 shares to 800,000,000 shares.

On January 13, 2021, the Company received notice from the Financial Industry Regulation Authority (“FINRA”) that the above name change had been approved and took effect at the opening of trading on January 14, 2021. In connection with the name change, the Company changed its ticker symbol from “INNO” to “UNQL”.

Liquidity

The accompanying consolidated financial statements have been prepared on a going concern basis. Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued.

As of May 31, 2022, the Company reported working capital of approximately $4.2 million compared with negative $3.5 million working capital as of May 31, 2021.

The Company took the following steps to improve liquidity year over year:

•        Strong operational performance resulted in increase in EBITDA from $8.9 million during the year ended May 31, 2021 to $17.3 million during the year ended May 31, 2022

•        The Company entered into Fourth Amendment to the TBK Loan Agreement to increase its credit facility from $47.5.0 million to $57.5 million until October 2022 with an option to extend beyond that date.

•        The Company exchanged all of its Convertible Notes and associated Warrants into shares of Convertible Preferred Shares Series C and D

Since its inception, the Company has experienced significant business growth. To fund such growth operating capital was initially provided by third party investors through Convertible Notes and on December 10, 2021 exchanged into Convertible Preferred Shares Series A, C and D with fixed ownership percentage of the company. Preferred shares are more beneficial to the company because they don’t require cash repayments. Due to the antidilution provision imbedded in the Convertible Preferred Shares, these provisions resulted in an embedded derivative and the company recorded a current liability during the quarter ended on February 28, 2022 in the amount of $12.7 million (See Derivative Liability note below). Prior to quarter ended February 28, 2022, this liability was not material. This liability is recorded as a long-term liability due to its future settlement in common stocks on the balance sheet and is being adjusted to market on each of the subsequent reporting period.

The Company is also in process of potentially raising additional capital through the planned underwritten offering of securities that would provide funds for planned acquisitions and operating capital. While we continue to execute our strategic plan, we will be tightly managing our cash and monitoring our liquidity position. We have implemented a number of initiatives to conserve our liquidity position including activities such as raising additional capital, increasing credit facilities, reducing cost of debt, controlling general and administrative expenditures and improving collection processes. Many of the aspects of the plan involve management’s judgments and estimates that include factors that could be beyond our control and actual results could differ from our estimates. These and other factors could cause the strategic plan to be unsuccessful which could have a material adverse effect on our operating results, financial condition, and liquidity. Use of operating cash is an indicator that there could be a going concern issue, but based on our evaluation of the Company’s projected cash flows and business performance subsequent to the balance sheet date, management has concluded that the Company’s current cash and cash availability under the line of credit as of May 31, 2022, would be sufficient to alleviate a going concern issue for at least one year from the date these consolidated financial statements are issued.

COVID-19

Covid-19 remains a threat and certain countries, such as China, are still subject to restrictions related to Covid-19. While the threat level has declined to a significant extent in the USA and globally, any resurgence could have a material adverse effect on our business operations, results of operations, cash flows and financial position.

While we continue to execute our strategic plan, the Company is also in a process of evaluating several other liquidity-oriented options such as raising additional capital, increasing credit limits of the revolving credit facilities, reducing cost of debt, controlling expenditures, and improving its cash collection processes. While many of the aspects of the Company’s plan involve management’s judgments and estimates that include factors that could be beyond our control and actual results could differ from our estimates. These and other factors could cause the strategic plan to be unsuccessful which could have a material adverse effect on our operating results, financial condition, and liquidity.

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with the accounting principles generally accepted in the United States of America (“GAAP”).

Principles of Consolidation

The consolidated financial statements of the Company include the accounts of the Company and its wholly owned subsidiaries stated in U.S. dollars, the Company’s functional currency. All intercompany transactions and balances have been eliminated in the consolidated financial statements.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

Significant estimates inherent in the preparation of the consolidated financial statements include determinations of the useful lives and expected future cash flows of long-lived assets, including intangibles, valuation of assets and liabilities acquired in business combinations, and estimates and assumptions in valuation of debt and equity instruments, including derivative liabilities. In addition, the Company makes significant judgments to recognize revenue — see policy note “Revenue Recognition” below.

Fair Value Measurement

The Company follows the authoritative guidance that establishes a formal framework for measuring fair values of assets and liabilities in the consolidated financial statements that are already required by generally accepted accounting principles to be measured at fair value. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The transaction is based on a hypothetical transaction in the principal or most advantageous market considered from the perspective of the market participant that holds the asset or owes the liability.

The Company utilizes market data or assumptions that market participants who are independent, knowledgeable, and willing and able to transact would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. The Company attempts to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company is able to classify fair value balances based on the observability of those inputs. The guidance establishes a formal fair value hierarchy based on the inputs used to measure fair value. The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to level 3 measurements, and accordingly, Level 1 measurement should be used whenever possible.

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 —	Quoted prices in active markets for identical assets or liabilities or published net asset value for alternative investments with characteristics similar to a mutual fund.
Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 —	Unobservable inputs for the asset or liability.

The methods used may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while management believes its valuation methods are appropriate, the fair value of certain financial instruments could result in a difference fair value measurement at the reporting date. There were no changes in the Company’s valuation methodologies from the prior year.

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amounts for financial assets and liabilities such as cash and cash equivalents, accounts receivable — trade, contract assets, factoring reserve, other prepaid expenses and current assets, accounts payable — trade and other current liabilities, including contract liabilities, convertible notes, promissory notes, all approximate fair value due to their short-term nature as of May 31, 2022 and 2021. The carrying amount of the long-term debt approximates fair value because the interest rates on these instruments approximate the interest rate on debt with similar terms available to the Company. Lease liabilities approximate fair value based on the incremental borrowing rate used to discount future cash flows. The Company had Level 3 liabilities (See Derivative Liabilities note) as of May 31, 2022. On May 31, 2021 Level 3 derivative liability balances were insignificant. There were no transfers between levels during the reporting period.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains its cash in bank deposit accounts, which at times may exceed federally insured limits. No loss had been experienced, and management believes it is not exposed to any significant risk on credit.

Accounts Receivable — Trade

Accounts receivable — trade from revenue transactions are based on invoiced prices which the Company expects to collect. In the normal course of business, the Company extends credit to customers that satisfy pre-defined credit criteria. The Company generally does not require collateral to support customer receivables. Accounts receivable — trade, as shown on the consolidated balance sheets, is net of allowances when applicable. An allowance for doubtful accounts is determined through analysis of the aging of accounts receivable at the date of the consolidated financial statements, assessments of collectability based on an evaluation of historic and anticipated trends, the financial condition of the Company’s customers, and an evaluation of the impact of economic conditions. The maximum accounting loss from the credit risk associated with accounts receivable is the amount of the receivable recorded, net of allowance for doubtful accounts. As of May 31, 2022 and 2021, the Company recorded an allowance for doubtful accounts of approximately $2.7 million and $0.2 million, respectively.

Concentrations

Revenue by three customers as a percentage of the Company’s total revenue was 48% for the year ended May 31, 2022, with customer A at 35%, customer B at 7% and Customer C 6%. These three customers represented approximately 21% of all accounts receivable as of May 31, 2022 and no single customer represented more than 10% of total accounts receivable.

Two customers accounted for 44% of total revenue for the year ended May 31, 2021 with customer A at 25%, customer B at 19%. No customer represented more than 10% of non-factored accounts receivable as of May 31, 2021.

Off Balance Sheet Arrangements

On August 30, 2021, the Company terminated its agreement with an unrelated third party (the “Factor”) for factoring of specific accounts receivable. The factoring under this agreement was treated as a sale in accordance with FASB ASC 860, Transfers and Servicing, and is accounted for as an off-balance sheet arrangement. Proceeds from the transfers reflected the face value of the account less a fee, which is presented in costs and operating expenses on the Company’s consolidated statements of operations in the period the sale occurs. Net funds received are recorded as an increase to cash and a reduction to accounts receivable outstanding in the consolidated balance sheets. The Company reported the cash flows attributable to the sale of receivables to third parties and the cash receipts from collections made on behalf of and paid to third parties, on a net basis as trade accounts receivables in cash flows from operating activities in the Company’s consolidated statements of cash flows. The net principal balance of trade accounts receivable outstanding in the books of the factor under the factoring agreement was $31.7 million as of May 31, 2021. On June 2, 2021 and on August 30, 2021, the Company repurchased all of its factored trade accounts receivables from the Factor, in the amounts of $31.6 million and $1.4 million, respectively, utilizing its TBK revolving credit facility (See Note 5).

During the factoring agreement in place, the Company acted as the agent on behalf of the Factor for the arrangements and had no significant retained interests or servicing liabilities related to the accounts receivable sold. The agreement provided the Factor with security interests in purchased accounts until the accounts have been repurchased by the Company or paid by the customer. In order to mitigate credit risk related to the Company’s factoring of accounts receivable, the Company may purchase credit insurance, from time to time, for certain factored accounts receivable, resulting in risk of loss being limited to the factored accounts receivable not covered by credit insurance, which the Company does not believe to be significant.

During the years ended May 31, 2022 and 2021, the Company factored accounts receivable invoices totaling approximately Nil and $233.4 million, pursuant to the Company’s factoring agreement, representing the face value of the invoices. The Company recognizes factoring costs upon disbursement of funds. The Company incurred expenses totaling approximately $4.5 million, pursuant to the agreements for the year ended May 31, 2021 and $27,000 for the year ended May 31, 2022. The Company recognizes factoring costs upon disbursement of funds. Factoring expenses are presented in costs and operating expenses on the consolidated statements of operations.

Factoring Reserve

When an invoice is sold to Factor, the amount received from the Factor is credited to accounts receivable — trade and a reserve is retained, less a fee, by Factor which is debited to “factoring reserve” on the consolidated balance sheets.

Factor Recovery

In certain instances, the Company receives payment for a factored reserve directly from the customer. In these cases, until the funds are paid to the factor, the Company records the payment as “factor recovery” which is in accrued expenses and other current liabilities on the consolidated balance sheets.

Recourse Liability

Company policy is to do a collectability review of uncollected factored receivables in conjunction with the Factor at each reporting date and assess the need to provide for risk of potential non-collection and resulting recourse.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided for by the straight-line method over the estimated useful lives of the related assets.

Estimated useful lives of property and equipment are as follows:

Software	3 years
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Shorter of estimated useful life or remaining term of the lease

Both the useful life of an asset and its residual value, if any, are reviewed annually.

Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in income for the period. The Company did not record any impairment for the year ended May 21, 2022 or May 31, 2021.

Goodwill and Other Intangibles

The Company accounts for business acquisitions in accordance with GAAP. Goodwill in such acquisitions is determined as the excess of fair value over amounts attributable to specific tangible and intangible assets. GAAP specifies criteria to be used in determining whether intangible assets acquired in a business combination must be recognized and reported separately from goodwill. Amounts assigned to goodwill and other identifiable intangible assets are based on independent appraisals or internal estimates.

In accordance with GAAP, the Company does not amortize goodwill or indefinite-lived intangible assets. Management evaluates the remaining useful life of an intangible asset that is not being amortized each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, it is amortized prospectively over its estimated remaining useful life. Amortizable intangible assets, including tradenames and non-compete agreements, are amortized on a straight-line basis over 3 to 10 years. Customer relationships are amortized on a straight-line basis over 12 to 15 years.

The Company tests goodwill for impairment annually as of May 31 or if an event occurs or circumstances change that indicate that the fair value of the entity, or the reporting unit, may be below its carrying amount (a “triggering event”). Whenever events or circumstances change, entities have the option to first make a qualitative evaluation about the likelihood of goodwill impairment. If impairment is deemed more likely than not, management would perform the two-step goodwill impairment test. Otherwise, the two-step impairment test is not required. In assessing the qualitative factors, the Company assessed relevant events and circumstances that may impact the fair value and the carrying amount of the reporting unit. The identification of the relevant events and circumstances and how these may impact a reporting unit’s fair value or carrying amount involve significant judgements and assumptions. The judgement and assumptions include the identification of macroeconomic conditions, industry and market considerations, overall financial performance, Company specific events and share price trends, an assessment of whether each relevant factor will impact the impairment test positively or negatively, and the magnitude of such impact.

If a quantitative assessment is performed, a reporting unit’s fair value is compared to its carrying value. A reporting unit’s fair value is determined based upon consideration of various valuation methodologies, including the income approach, which utilizes projected future cash flows discounted at rates commensurate with the risks involved and multiples of current and future earnings. If the fair value of a reporting unit is less than its carrying amount, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized cannot exceed the total amount of goodwill allocated to that reporting unit.

We test goodwill for impairment annually in the fiscal fourth quarter or whenever events or circumstances indicate the carrying value may not be recoverable. For the year ended May 31, 2022 and 2021 the Company conducted its annual review of impairment of goodwill and intangible assets and no impairment was identified.

Impairment of Long-Lived Assets

Long-lived assets are comprised of intangible assets and property and equipment. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An estimate of undiscounted future cash flows produced by the asset, or the appropriate grouping of assets, is compared to the carrying value to determine whether an impairment exists, pursuant to the provisions of FASB ASC 360-10 “Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of”. If an asset is determined to be impaired, the loss is measured based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows and fundamental analysis. The Company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable value. The Company did not record any impairment for the years ended May 31, 2022 and 2021, as there were no triggering events or changes in circumstances that indicate that the carrying amount of an asset may not be recoverable.

Derivative Liability

On December 10, 2021, the Company entered into an amended securities exchange agreement with the holders of convertible notes to exchange all Convertible Notes of the Company into shares of the newly created Convertible Preferred Stock Series C and D. For additional information on the exchange agreement see Note 5, Financing Arrangements.

Similar to the existing Convertible Preferred Stock Series A, these preferred stocks featured anti-dilution provision that expire on a certain date. Management has determined the anti-dilution provision embedded in preferred stock Series A, C and D is required to be accounted for separately from the preferred stock as a derivative liability and recorded at fair value. Separation of the anti-dilution option as a derivative liability is required because its economic characteristics are considered more akin to an equity instrument and therefore the anti-dilution option is not considered to be clearly and closely related to the economic characteristics of the preferred stock.

The Company has identified and recorded derivative instruments arising from an anti-dilution provision in the Company’s Series A, Series C, and Series D Preferred Stock during the quarter ended February 28, 2022. The Company recorded $12.4 million of derivative liabilities measured at fair value as of May 31, 2022 on its balance sheet. Derivative liability related to Preferred Convertible Stock Series A was immaterial as of May 31, 2021.

An embedded derivative liability is representing the rights of holders of Convertible Preferred Stock Series A, C and D to receive additional common stock of the Company upon issuance of any additional common stock by the Company prior to qualified financing event as defined in the agreement. Each reporting period, the embedded derivative liability, if material, would be adjusted to reflect fair value at each period end with changes in fair value recorded in the “Change in fair value of embedded derivative liability” financial statement line item of the company’s statements of operations. The Company recorded change in fair value of $4,020,698 on the consolidated statements of operations.

	Level 1	Level 2	Level 3
Derivative liabilities as June 1, 2021	$—	$—	$—
Addition	—	—	8,417,296
Change in fair value	—	—	4,020,698
Derivative liabilities as May 31, 2022	$—	$—	$12,437,994

The underlying value of the anti-dilution provision is calculated from estimating the probability and value of a potential raise. The model used estimates the potential that the company completes a capital raise prior to the expiration of the anti-dilution feature and determines the value of the anti-dilution feature given these assumptions. The model requires the use of certain assumptions. These assumptions include probability a raise is completed, probability certain anti-dilution features are extended, estimated raise amount, term to a raise, and an appropriate risk-free interest rate.

The key inputs into the model were as follows:

	May 31, 2022	May 31, 2021
Risk-free interest rate	1.6%	0.7%
Probability of capital raise	53.9%	10%
Estimated capital raise amount	$39,000,000	$2,400,000
Estimated time to capital raise	0.5 years	1.0 years

Income Taxes

The Company files a consolidated income tax return for federal and most state purposes.

Management has determined that there are no uncertain tax positions that would require recognition in the consolidated financial statements. If the Company were to incur an income tax liability in the future, interest and penalties on any income tax liability would be reported as interest expense. Management’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based on ongoing analysis of tax laws, regulations, and interpretations thereof as well as other factors.

The Company uses the assets and liability method of accounting for deferred income taxes. Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax basis. The Company regularly evaluates the need for a valuation allowance related to the deferred tax asset.

Revenue Recognition

The Company adopted ASC 606, Revenue from Contracts with Customers. Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to receive in exchange for services. The Company recognizes revenue upon meeting each performance obligation based on the allocated amount of the total consideration of the contract to each specific performance obligation.

To determine revenue recognition, the Company applies the following five steps:

1.      Identify the contract(s) with a customer;

2.      Identify the performance obligations in the contract;

3.      Determine the transaction price;

4.      Allocate the transaction price to the performance obligations in the contract; and

5.      Recognize revenue as or when the performance obligation is satisfied.

Revenue is recognized as follows:

i.       Freight income — export sales

Freight income from the provision of air, ocean, and land freight forwarding services are recognized over time based on a relative transit time basis thru the sail or departure from origin port. The Company is the principal in these transactions and recognizes revenue on a gross basis.

ii.      Freight income — import sales

Freight income from the provision of air, ocean, and land freight forwarding services are recognized over time based on a relative transit time basis thru the delivery to the customer’s designated location. The Company is the principal in these transactions and recognizes revenue on a gross basis.

iii.     Customs brokerage and other service income

Customs brokerage and other service income from the provision of other services are recognized at the point in time the performance obligation is met.

The Company’s business practices require, for accurate and meaningful disclosure, that it recognizes revenue over time. The “over time” policy is the period from point of origin to arrival of the shipment at US Port of entry (or in the case when the customer requires delivery to a designated point, the arrival at that delivery point). This over time policy requires the Company to make significant judgements to recognize revenue over the estimated duration of time from port of origin to arrival at port of entry. The point in the process when the Company meets its obligation in the port of entry and the subsequent transfer of the goods to the customer is when the customer has the obligation to pay, has taken physical possession, has legal title, risk and awards (ownership) and has accepted the goods. The Company has elected to not disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts with its customers have an expected duration of one year or less.

The Company uses independent contractors and third-party carriers in the performance of its transportation services. The Company evaluates who controls the transportation services to determine whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Company determined it acts as the principal for its transportation services performance obligation since it is in control of establishing the prices for the specified services, managing all aspects of the shipments process and assuming the risk of loss for delivery and collection.

Revenue billed prior to realization is recorded as contract liabilities on the consolidated balance sheets and contract costs incurred prior to revenue recognition are recorded as contract assets on the consolidated balance sheets.

Contract Assets

Contract assets represent amounts for which the Company has the right to consideration for the services provided while a shipment is still in-transit but for which it has not yet completed the performance obligation and has not yet invoiced the customer. Upon completion of the performance obligations, which can vary in duration based upon the method of transport and billing the customer, these amounts become classified within accounts receivable — trade.

Contract Liabilities

Contract liabilities represent the amount of obligation to transfer goods or services to a customer for which consideration has been received.

Significant Changes in Contract Asset and Contract Liability Balances for the year ended May 31, 2022:

	Contract Assets Increase (Decrease)	Contract Liabilities (Increase) Decrease
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	$—	$—
Cash Received in advance and not recognized as revenue	—	468,209
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(10,491,045)	—
Contract assets recognized	18,038,312	—
Net Change	$7,547,267	$468,209

There were no changes in contract assets or liabilities as of May 31, 2021.

Disaggregation of Revenue from Contracts with Customers

The following table disaggregates gross revenue from our clients (all US based) by significant geographic area for the years ended May 31, 2022 and 2021, based on origin of shipment (imports) or destination of shipment (exports):

	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
China, Hong Kong & Taiwan	$343,370,279	$186,932,382
Southeast Asia	422,869,068	104,475,697
United States	39,362,326	31,452,041
India Sub-continent	161,841,791	28,164,102
Other	47,043,216	20,863,050
Total revenue	$1,014,486,680	$371,887,272

Segment Reporting

Based on the guidance provided by ASC Topic 280, Segment Reporting, management has determined that the Company currently operates in one geographical segment and consists of a single reporting unit given the similarities in economic characteristics between its operations and the common nature of its products, services and customers.

Earnings per Share

The Company adopted ASC 260, Earnings per share, guidance from the inception. Earnings per share (“EPS”) is the amount of earnings attributable to each share of common stock. For convenience, the term is used to refer to either earnings or loss per share. Basic EPS is computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding, including warrants exercisable for less than a penny, (the denominator) during the period. Income available to common stockholders shall be computed by deducting both the dividends declared in the period on preferred stock (whether or not paid) and the dividends accumulated for the period on cumulative preferred stock (whether or not earned) from income from continuing operations (if that amount appears in the consolidated statements of operations) and also from net income. The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income attributable to common stockholders per common share.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income attributable to common stockholders per common share.

	For the Year Ended
	May 31, 2022	May 31, 2021
Numerator:
Net income (loss) available for common shareholders	$(1,031,171)	1,725,497
Effect of dilutive securities:	—	1,350,389

Diluted net (loss) income available for common shareholders	$(1,031,171)	$3,075,886

Denominator:
Weighted average common shares outstanding – basic	605,817,180	1,408,941,722

Dilutive securities:
Series A Preferred	—	1,316,157,000
Series B Preferred	—	5,499,034,800
Convertible notes	—	1,806,230,539
Warrants	—	—
Series C Preferred	—	—
Series D Preferred	—	—

Weighted average common shares outstanding and assumed conversion – diluted	605,817,180	10,030,364,061

Basic net (loss) income available for common shareholders per common share	$(0.00)	$0.00

Diluted net (loss)income available for common shareholders per common share	$(0.00)	$0.00

The Company has excluded the following shares as of May 31, 2022, because they are antidilutive:

May 31, 2022
Weighted average common shares outstanding – basic	605,817,180
Series A Preferred	1,233,209,295
Series B Preferred	5,373,342,576
Series C Preferred	1,206,351,359
Series D Preferred	1,174,935,959
Weighted average common shares outstanding and assumed conversion – diluted Intangible assets, net	9,593,656,369

Leases

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02 “Leases” (Topic 842) which amended guidance for lease arrangements to increase transparency and comparability by providing additional information to users of financial statements regarding an entity’s leasing activities. Subsequent to the issuance of Topic 842, the FASB clarified the guidance through several ASUs; hereinafter the collection of lease guidance is referred to as ASC 842. The revised guidance seeks to achieve this objective by requiring reporting entities to recognize lease assets and lease liabilities on the balance sheet for substantially all lease arrangements.

During the period ended May 31, 2020, the Company adopted ASC 842 upon inception and recognized a right of use (“ROU”) asset and liability in the consolidated balance sheet in the amount of $4,770,280 related to the operating lease for office and warehouse space.

For leases in which the acquiree is a lessee, the Company shall measure the lease liability at the present value of the remaining lease payments, as if the acquired lease were a new lease of the Company at the acquisition date. The Company shall measure the right-of-use asset at the same amount as the lease liability as adjusted to reflect favorable and unfavorable terms of the lease when compared with market terms. The values of the leases acquired in the business acquisition discussed in Note 2 were representative of fair value at the acquisition date and no favorable or unfavorable terms were noted.

The Company adopted the package of practical expedients that allows it to (i) not reassess whether an arrangement contains a lease, (ii) carry forward its lease classification as operating or capital leases, (iii) not to apply the recognition requirements in ASC 842 to short-term leases, (iv) not record a right of use asset or right of use liability for leases with an asset or liability balance that would be considered immaterial. and (v) not reassess its previously recorded initial direct costs. In addition, the Company elected the practical expedient to not separate lease and non-lease components, and therefore both components are accounted for and recognized as lease components.

The Company determines if an arrangement is a lease at inception. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. All ROU assets and lease liabilities are recognized at the commencement date at the present value of lease payments over the lease term. ROU assets are adjusted for lease incentives and initial direct costs. The lease term includes renewal options exercisable at the Company’s sole discretion when the Company is reasonably certain to exercise that option. As the Company’s leases generally do not have an implicit rate, the Company uses an estimated incremental borrowing rate based on borrowing rates available to them at the commencement date to determine the present value. Certain of our leases include variable payments, which may vary based upon changes in facts or circumstances after the start of the lease. The Company excludes variable payments from ROU assets and lease liabilities, to the extent not considered fixed, and instead expenses variable payments as incurred. Lease expense is recognized on a straight-line basis over the lease term and is included in rent and occupancy expenses in the consolidated statements of operations.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which establishes financial accounting and reporting standards for stock-based employee compensation. It defines a fair value-based method of accounting for an employee stock option or similar equity instrument. The Company accounts for compensation cost for stock option plans in accordance with ASC 718.

The Company recognizes all forms of share-based payments, including stock option grants, warrants and restricted stock grants, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Share-based payments, excluding restricted stock, are valued using a Black-Scholes option pricing model. Grants of share-based payment awards issued to non-employees for services rendered have been recorded at the fair value of the share-based payment, which is the more readily determinable value. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service. Stock-based compensation expenses are included in costs and operating expenses depending on the nature of the services provided in the consolidated statements of operations.

For the year ended May 31, 2022 and May 2021, share-based compensation amounted to $0 and $91,666 for services provided.

Advertising and Marketing

All costs associated with advertising and marketing of the Company products are expensed during the period when the activities take place and are included in selling and promotion on the consolidated statements of operations.

Convertible Debt

The Company accounts for Convertible Debt based on the guidance in ASC 470, “Debt with Conversion and Other Options” (“ASC 470”). As such all convertible debt instruments that separated into debt and an equity component based on the beneficial conversion feature (“BCF”) amount determined on the in-the-money amount of the conversion option. BCF is recorded in additional paid -in — capital with corresponding discount on the debt liability amortized to interest expense over the life of the debt instrument. There is no subsequent remeasurement of the amount recorded in equity while discount is amortized in the same manner as nonconvertible debt. See Note 7, Financing Arrangements for Convertible Notes outstanding and the associated unamortized discounts.

Sequencing Policy

Under ASC 815-40-35, “Derivatives and Hedging — Contracts in Entity’s Own Equity” (“ASC 815”), the Company has adopted a sequencing policy whereby, in the event that reclassification of contracts from equity to assets or liabilities is necessary pursuant to ASC 815 due to the Company’s inability to demonstrate it has sufficient authorized shares as a result of certain securities with a potentially indeterminable number of shares, shares will be allocated on the basis of the earliest issuance date of potentially dilutive instruments, with the earliest grants receiving the first allocation of shares. Pursuant to ASC 815, issuance of securities to the Company’s employees or directors are not subject to the sequencing policy.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current year’s presentation.

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt —”Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”. This ASU amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity, and also improves and amends the related EPS guidance for both Subtopics. ASU 2020-06 is effective for public business entities, other than smaller reporting companies as defined by the SEC starting January 1, 2022. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the potential impact of this standard on its consolidated financial statements.